SHARE CAPITAL - Schedule of Share Capital (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Nov. 01, 2022	Jan. 31, 2022	Dec. 31, 2022	Feb. 28, 2023	Oct. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 10, 2022	Aug. 31, 2022	Dec. 31, 2020
Equity ordinary shares (in thousands)
Ordinary shares issues (in shares)								1,942,000	4,185,000	2,311,000
Shares repurchased and cancelled (in shares)	(1,281,000)	(256,000)		(1,765,000)	(17,559,000)	(33,507,000)	17,815,000	(1,897,000)	(17,815,000)
Nominal value paid per share $
Nominal value paid per share (in dollars per share)	$ 0.50	$ 0.10	$ 0.10	$ 0.50	$ 0.10	$ 0.10	$ 0.50	$ 0.50	$ 0.10	$ 0.10	$ 0.50	$ 0.1
Nominal value (in millions)
Beginning balance		$ 203					$ 203	$ 51	$ 203	$ 82
Shares issued								4	2	1
Purchase of treasury shares	$ (1)					$ (3)			(2)
Ending balance			$ 51			$ 203		$ 0	$ 51	$ 203
Share capital
Equity ordinary shares (in thousands)
Number of shares outstanding at beginning of period (in shares)		702,440,000					702,440,000	136,481,000	702,440,000	733,636,000
Ordinary shares issues (in shares)								1,942,000	4,185,000	2,311,000
Shares repurchased and cancelled (in shares)			(1,281,000)				(17,815,000)	(1,897,000)		(33,507,000)
Share Consolidation (in shares)									551,048,000
Number of shares outstanding at end of period (in shares)			136,481,000			702,440,000		136,526,000	136,481,000	702,440,000
Nominal value paid per share $
Nominal value paid per share (in dollars per share)			$ 0.50			$ 0.10	$ 0.10	$ 0.50	$ 0.50	$ 0.10			$ 0.10
Nominal value (in millions)
Beginning balance		$ 70					$ 70	$ 68	$ 70	$ 73
Shares issued								1	1	0
Purchase of treasury shares							$ (2)	(1)		(3)
Shares repurchased and canceled (post share consolidation)			$ 1
Ending balance			$ 68			$ 70		$ 68	$ 68	$ 70